Marketable Securities: (Tables)	3 Months Ended
Mar. 31, 2016
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	March 31,	December 31,
	2016	2015
Fair value at beginning of year	$180,986	$175,541
Impairment loss	-	(46,629)
Increase in market value	132,781	52,074
Fair value at balance sheet date	$313,767	$180,986